TAXATION - Net operating losses (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 4,353
Expiration Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	134
Expiration Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	705
Expiration Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	2,079
Expiration Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	¥ 1,435